Nature of Operations and Summary of Significant Accounting Policies (Schedule of Changes in Deferred Revenues Relating to Warranty Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in deferred revenues
Balance at beginning of year	$ 15,939	$ 11,779
Revenue deferred in the period	19,413	21,582
Revenue recognized in the period	(21,252)	(17,422)
Balance at end of year	$ 14,100	$ 15,939